The Law Office of Stephen E. Rounds
1544 York Street, Suite 110
Denver, Colorado USA 80206
Tel. 303.377.4748 Fax 303.377.0231
sercounsel@msn.com
Admin. Office T. 307.856.4748 F. 307.857.0319
sra@wyoming.com

January 8, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549-2001

Attn:	Scott Anderegg and Brian McAllister

Re:	Black Diamond Holdings Corporation
Form 20-F/A – Amendment No. 4
File No. 0-52145

Dear Commissioners:

      On behalf of Black Diamond Holdings Corporation (the “company”), we hereby file
Amendment 4 to the Form 20-F registration statement pursuant to the staff's oral comment to include a currently-dated audit firm consent.

      Please advise if the staff needs further information or documents in the course of review.

Thank you.

Yours Sincerely,

/s/ Stephen E. Rounds

SER/sra
Enc.
cc: Black Diamond Holdings Corporation